Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2023
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
17.	ACCUMULATED OTHER COMPREHENSIVE LOSS

	March 31, 2023	March 31, 2022
Change in fair value on equity investments designated as FVTOCI	$24,355	$23,043
Share of other comprehensive loss in associate	1,380	494
Currency translation adjustment	17,508	(21,584)
Balance, end of the period	$43,243	$1,953

The change in fair value on equity investments designated as FVTOCI, share of other comprehensive loss in associates, and currency translation adjustment are net of tax of $nil for all periods presented.